SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                    X
                            ------------------------
                         PRE-EFFECTIVE AMENDMENT NO. 1                 X

                         POST-EFFECTIVE AMENDMENT NO. __

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                X
                        -----------------------------

                         PRE-EFFECTIVE AMENDMENT NO. 1                 X

                         POST-EFFECTIVE AMENDMENT NO. __

                      MILLENIUM TAX-FREE INCOME FUND, INC.
                  ------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

45 ESSEX STREET, MILLBURN, NEW JERSEY                        07041
-----------------------------------------              --------------------
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                            (ZIP CODE)

                                  973-379-0300
-------------------------------------------------------------------------------
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                  JOHN C. SABO
                           C/O RICKEL SECURITIES, INC.
                                 45 ESSEX STREET
                           MILLBURN, NEW JERSEY 07041
                     -------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

  AS SOON AS PRACTICABLE FOLLOWING EFFECTIVENESS OF THIS REGISTRATION STATEMENT
  -----------------------------------------------------------------------------
                 (APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING)

Title of Securities Being Registered .................Class A and C Common Stock

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

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                                    FORM N-1A
                      MILLENIUM TAX-FREE INCOME FUND, INC.-
                           CLASS A AND CLASS C SHARES

                               AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933 AND
                    UNDER THE INVESTMENT COMPANY ACT OF 1940.

                              CROSS REFERENCE SHEET
                              ---------------------
N-1A
ITEM
-----
NO.      PROSPECTUS CAPTION OR PLACEMENT
--       -------------------------------
1        Front Cover
2        Summary (includes expense table)
3        (Not Applicable)
4        Summary; Investment Objective and Policies
5        Special Considerations; Adviser and Distributor; Distribution Plans;
         Purchase of Shares; Summary
5A       (Not Applicable)
6 Summary; Shareholder Inquiries; Dividends and Distributions; Federal Income Taxes; Fund Shares
7        Purchase of Shares; Determining the Price of Shares
8        Redemption of Shares
9        (Not Applicable)

         PART B CAPTION OR PLACEMENT

10       Cover Page
11       Table of Contents
12       (Not Applicable)
13 Fundamental Investment Restrictions; Municipal Obligations; Temporary Investments; Portfolio Transactions
14       Directors and Officers; Directors Compensation Schedule.
15       (Not Applicable)
16 Investment Advisory Services; Custodian; Auditors; Determining the Price of Shares; Distribution of Fund Shares
17       Portfolio Transactions
18       *
19       Determining the Price of Shares; Reduction of Class A Sales Charge
20       *
21       *
22       Performance Data
23       (Not Applicable)

* INCLUDED IN PROSPECTUS

                           PROSPECTUS __________, 1998

                               CLASS A AND CLASS C


                      MILLENIUM TAX-FREE INCOME FUND, INC.


                                  P.O. BOX 844


                           CONSHOHOCKEN, PA 19428-0844



MINIMUM INVESTMENT                              PLANS AVAILABLE
-----------------                               ---------------
Initial Purchase $5,000 (Class A)                     Automatic Investment Plan

Initial Purchase $25,000 (Class C)                    Automatic Withdrawals Plan

Subsequent Investment $250

         Millenium Tax-Free Income Fund, Inc. (the "Fund") seeks to provide current income free from federal income tax by investing in debt obligations issued by state and local governments or their agencies or instrumentalities ("municipal obligations"). See "Investment Objectives and Policies."


         The Fund offers two classes of shares, Class A and C, each having different expense levels and sales charges. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares and other circumstances.

         This Prospectus concisely sets forth information about the Class A and Class C shares for the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated ______, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund may be obtained without charge by writing to or calling the Fund at the above address or telephone number.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Summary....................................................................

Special Considerations.....................................................

Investment Objective and Policies..........................................

Adviser and Distributor....................................................

Distribution Plans.........................................................

Purchase of Shares.........................................................

Redemption of Shares.......................................................

Additional Information About Redemptions...................................

Determining the Price of Shares............................................

Dividends and Distributions................................................

Federal Income Taxes.......................................................

Fund Shares................................................................

Performance Data...........................................................

Shareholder Inquiries......................................................

Appendix -- Quality Ratings of Debt Securities.............................

Terms and Conditions for a Statement of Intention (Class A Shares Only) ...

Expedited Redemption Privilege.............................................

                                     SUMMARY


         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class A and Class C shares of the Fund will bear directly or indirectly. You can refer to "Adviser and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS  C
--------------------------------                        -------         --------
Maximum sales load imposed on purchases                 4.75%           None
Maximum sales load imposed on reinvested
  dividends                                             None            None
Deferred sales load (a declining percentage

  of the lesser of the net asset value of the shares redeemed or the total cost of such shares)

  Redeemed during first year.                           0.75%*          1.00%
  Redeemed during second year                           None            None
  Redeemed during third year                            None            None
  Redeemed during fourth year                           None            None
  Redeemed during fifth year                            None            None
  Redeemed after fifth year**                           None            None
  Exchange Fee                                          None            None


  *On certain Class A Shares purchased without a sales load and redeemed during the first year after purchase, there is a 0.75% deferred sales charge.

 **In addition to the foregoing fees, the Transfer Agent charges a $10 fee for redemptions made by wire transfer. See "REDEMPTIONS OF SHARES."

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE
   NET ASSETS)


Management fees                     *   0.00%              0.00%
12b-1 fees**                            0.25%              1.50%
Other expenses**                    *   0.60%              0.60%
                                        -----              -----
Total Fund operating expenses           0.85%              2.10%

----------
                                       7

* The Adviser has agreed to waive the receipt of management fees from the Fund with respect to any fiscal quarter if, on the last day of such quarter, the Fund's net assets are less than $15,000,000. If the Adviser's 0.65% management fee were to be added to the table above, then the Total Fund Operating expenses would be 1.50% for the Class A Shares and 2.75% for the Class C Shares, respectively.

** The Effect of a Rule 12b-1 plan is that long-term shareholders may pay more than the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.

*** Because the Fund has no historical financial data, "Other expenses", as shown in this table and as used in the Example which immediately follows this table, are based on estimated amounts for the fiscal year ending December 31, 1998. Actual Fund expenses may be greater than or less than these amounts.

Example:

         You would pay the following expenses on a $5,000 investment, assuming a 5% annual return and (except as noted below) redemption at the end of each time period, and assuming that the Adviser has waived its management fees throughout the time period in question:

                                                       1 YEAR     3 YEARS
                                                       ------     -------

Class A                                                 $278        $404

Class C*                                                $156        $324

Class C* (assuming no redemption at
 end of period)                                         $105        $324


         Using the same assumptions, if the Adviser had charged its full 0.65% management fee throughout the time period in question, you would pay the following expenses:

                                                       1 YEAR     3 YEARS
                                                       ------     -------


Class A                                                 $309        $499

Class C*                                                $213        $495

Class C* (assuming no redemption at

 end of period)                                         $163        $495

* Initial purchases of Class C Shares are subject to a $25,000 minimum purchase requirement.


         THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


         FINANCIAL HIGHLIGHTS. As a newly formed company, the Fund does not have historical financial data.

         THE FUND. Millenium Tax-Free Income Fund, Inc. is an open-end, diversified management investment company incorporated in Maryland in 1998 and is registered under the Investment Company Act of 1940.


         The Fund offers two classes of shares, Class A and C. Class A shares may be purchased at a price equal to their net asset value per share plus a front-end sales charge imposed at the time of purchase. Purchases of $1 million or more of Class A shares may be purchased at net asset value, but are subject to a 0.75% contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. Class C shares may also be purchased at net asset value but a minimum of $25,000 must be purchased initially, and Class C Shares are subject to a CDSC of 1% on redemptions made within one year after purchase. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Each class of shares pays a Rule 12b-1 distribution fee at an annual rate not to exceed (i) for Class A shares, 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares and (ii) for Class C shares, 1.50% of the Fund's aggregate average daily net assets attributable to such class. The purpose and function of the deferred sales charge and distribution services fee with respect to the Class C shares is the same as those of the front-end sales charge and distribution services fee with respect to the Class A shares.

         Each share of the Fund represents an identical interest in the investment portfolio of the Fund. However, shares differ by class in important respects. For example, Class C shares incur higher distribution services fees and bear certain other expenses and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class C shares do not have a conversion feature and therefore will always be subject to higher distribution fees and other expenses than Class A shares. The per share net asset value of the Class C shares generally will be lower than the per share net asset value of the Class A shares, reflecting the daily expense accruals of additional distribution fees and certain other expenses applicable to Class C shares. The Board of Directors may offer additional classes of shares in the future and may at any time discontinue the offering of any class of shares. See "Purchase of Shares- Alternative Purchase Arrangements".

         INVESTMENT OBJECTIVE. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund seeks to invest between 30% and 40% of its net assets in municipal fixed income securities rated Aaa by Moody's Investor Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"), and between 10% and 20% of its net assets in investment grade securities rated Aa to Baa by Moody's or AA to BBB by S&P. The Fund may invest up to 50% of its net assets in bonds rated below investment grade or unrated bonds deemed by the Adviser to be of equivalent quality to such lower rated bonds. Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. There is no assurance that the investment objective of the Fund will be achieved. See "Investment Objectives and Policies".


         INVESTMENT ADVISER AND DISTRIBUTOR. Millenium Advisers, Inc., (the "Adviser") is the investment adviser for the Fund. Rickel Securities, Inc. (the "Distributor") serves as the principal underwriter for the Fund. For more information, see "Adviser and Distributor".


         PURCHASES, EXCHANGES AND REDEMPTIONS. Initial and subsequent minimum investments in the Class A shares may be made in amounts equal to $5,000 and $250, respectively. Initial and subsequent minimum investments in the Class C shares may be made in amounts equal TO $25,000 AND $250, respectively. Accounts with a market value of less than $250 caused by shareholder redemptions are redeemable by the Fund. See "Purchase of Shares" and "Redemption of Shares".

         SHAREHOLDER SERVICES. Declaration Service company, P.O. Box 844, Conshohocken, PA 19428-0844 ("DSC"), acts as transfer, shareholder servicing, and dividend paying agent for all Fund accounts. Simply write or call the DSC Investor Information Department at 1-888-___-____ for prompt service on any questions about your account. During drastic market conditions, DSC may experience difficulty accepting telephone redemptions. In any such case, shareholders may choose to make a written redemption request containing the information set forth herein under the caption "Redemption of Shares" and send it to DSC via telecopy (610-832-1067) and/or overnight courier at 555 North Lane, Suite 6160, Conshohocken, PA 19248.


         Confirming Statements. Shareholders normally will receive a confirmation statement after each transaction showing the activity in the account, and an annual statement showing all transactions for the calendar year just completed.

         Other Services. The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

         (1)       payroll deduction plans, including military allotments;

         (2)       custodial accounts for minors;

         (3)       a flexible, systematic withdrawal plan; and

         (4) various retirement plans such as IRA, 403(b)(7), and employer-adopted, 401(k) defined benefit and defined contribution plans.

         There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

         Application forms and brochures describing these plans and services can be obtained from the Fund by calling 1-888-___-____.

                             SPECIAL CONSIDERATIONS

         The Fund has only recently been formed, and has no history of operations. The Fund's investment adviser has also recently been formed, and has no prior experience in advising a mutual fund. There can be no assurance that the Fund will achieve its investment objectives. In addition, the Fund may invest up to 50% of its net assets in high yield, high risk obligations. See "High Yield, High Risk Debt Securities" below.

         The net asset value of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Fund. When interest rates decline, the value of securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing Fund security holdings can be expected to decline. Because the secondary market for high yield, high risk municipal obligations in which the Fund may invest is less liquid than that for other more widely traded municipal obligations, the Fund may be unable to dispose of some of these municipal obligations at times when it would otherwise wish to do to at the prices at which they are valued.

                        INVESTMENT OBJECTIVE AND POLICIES

         GENERAL. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. In seeking to achieve this investment objective, the Fund has adopted a fundamental policy to have at least 80% of its net assets invested in municipal obligations, exclusive of municipal obligations subject to the alternative minimum tax (except for temporary defensive purposes). 30% TO 40% of its net assets will normally be invested in municipal fixed income securities rated Aaa by Moody's or AAA by S&P, and between 10% and 20% of its net assets will normally be invested in investment grade securities with ratings of Aa to Baa by Moody's or AA to BBB by S&P. The Fund may invest up to 50% of its net assets in high yield, high risk obligations. See "High Yield, High Risk Debt Securities" below. The average maturity of the Fund's portfolio will vary; however, it is anticipated that a significant portion of the portfolio will be invested in long-term obligations of 20 years or more since such securities generally produce higher yields than shorter-term obligations. A more complete description of bond ratings is contained in the Appendix. The Fund may invest in shares of investment companies primarily investing in short-term municipal obligations, but will not do so if it would cause more than 10% of its total assets to be invested in such shares. Such other investment companies usually have their own management costs or fees and the Fund's Adviser earns its regular fee on such assets.


         If you are subject to the Federal alternative minimum tax, you should note that the Fund may invest up to 20% of its total assets in municipal obligations issued to finance private activities. The interest from these investments is a tax preference item for purposes of the alternative minimum tax.

         MUNICIPAL OBLIGATIONS. Municipal obligations are bonds or notes issued by a state or local governmental entity to obtain funds for various public purposes or facilities such as airports, bridges, highways, housing, hospitals, schools, streets, water and sewer systems, mass transit and utility and power facilities. They are also used to refund outstanding obligations or for general operating expenses. In addition, they may be used for the construction or purchase of privately operated facilities deemed to be of public purpose and benefit.

         The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds are usually payable only out of a specific revenue source rather than from general revenues and ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

         The Fund may invest in municipal bonds and certificates of participation that constitute involvement in lease obligations or installment purchase contract obligations (hereafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by not investing more than 10% of its investment assets in lease obligations that contain "non-appropriation" clauses.

         Yields on municipal obligations are dependent on many factors, including interest rate conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue, if any. The value of outstanding obligations will vary as a result of changing evaluations of the ability of their issuers (or other revenue source) to meet the interest and principal payments, which can also result in rating changes. Such values will also change in response to changes in the interest rates payable on new issues. As discussed below, portfolio values will also change in response to changes in the level of interest rates.

         Municipal obligations, like other marketable obligations, fluctuate in price. Payments of interest and principal are dependent upon the ability of the issuers (or other revenue source) to meet their obligations. Payments on general obligation bonds are dependent on the tax base of the issuing governmental entity. Payments on revenue bonds, unless guaranteed by a taxing authority, are dependent upon the revenues from a specific project or facility or payments from a private company which operates the facility.

         The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by the company using or operating the facilities. The most common type of these obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to communities to locate privately operated industrial plants or community facilities such as hospitals, hotels, business or residential complexes, convention halls or sport complexes. Pollution control revenue bonds are issued to provide funding for air, water and solids pollution control systems for privately operated industrial or commercial facilities. Sometimes, the funds for payment of such obligations come solely from revenue generated by operation of the facility. Absent a guarantee by the issuing governmental entity, revenue bonds for private facilities do not represent a pledge of credit, general revenues or taxing powers of the issuing governmental entity and the private company operating the facility is the sole source of payment of the obligation. This type of revenue bond frequently provides a higher rate of return than other municipal obligations but may entail greater risk than an obligation which is guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly those "specified private activity bonds" issued after August 7, 1986. See "Federal Income Taxes." However, the Fund's management does not believe that these limitations will impair the Fund's ability to purchase or sell bonds in accordance with the Fund's objectives and policies.

         Subject to the restrictions described below, the Fund's portfolio may be invested in new issue bonds and in bonds whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Fund's portfolio may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater variety of issuers. This may result in greater market fluctuations in the Fund's share price. The Fund may purchase up to 50% of the outstanding debt obligations of an issuer. Some of the securities which the Fund may hold may not have an established market and such lack of liquidity could cause the Fund difficulty at times in selling these securities at favorable prices.

         The market value of fixed income securities will generally be affected by changes in the level of interest rates. Increases in interest rates tend to reduce the market value of fixed income investments and declines in interest rates tend to increase their value. Moreover, debt issues with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation or depreciation than securities with shorter maturities. Fluctuations in the market value of the Fund's portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value. In addition, the future earning power of an obligor and its ability to service debt may affect the market price of higher yielding debt. The average maturity and the mix of investments of the Fund will vary as the Adviser seeks to provide a high level of income considering the available alternatives in the market. Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates which may prevail in the future. Since the values of securities in the Fund fluctuate depending upon market factors, the credit of the obligor and inversely with current interest rate levels, the net asset value of its shares will fluctuate. Consequently, there can be no assurance that the Fund's objectives can be achieved or that its shareholders will be protected from the risk of loss inherent in security ownership. The Adviser attempts to adjust investments as considered advisable in view of prevailing or anticipated market conditions as perceived by the Adviser. Portfolio securities may be purchased or sold in anticipation of a rise or a decline in interest rates or a change in credit quality.

         There are market and investment risks with any security and the value of an investment in the Fund will fluctuate over time. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. See "High Yield, High Risk Debt Securities" below for a discussion of various risk factors related to high yield, high risk fixed income securities.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. As discussed above, the Fund may invest up to 50% of its net assets in low rated or unrated securities offering high current income. Such securities will ordinarily be in the lower rating categories of recognized rating agencies, including securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by the Adviser to be of an equivalent rating. These lower-rated securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Securities rated BB or lower by S&P or Ba or lower by Moody's are below investment grade. A description of the bond ratings of these two services is contained in the Appendix. The Fund has not adopted any minimal rating criteria for the debt securities which it may purchase.

         With respect to that portion of its portfolio which will be invested in lower-rated securities, the Fund seeks to achieve a high yield while reducing relative risk through (a) diversification, (b) credit analysis of the obligors by the Adviser, and (c) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The Adviser, while seeking to maximize current yield, will monitor current developments with respect to portfolio securities, potential investments and broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital at the sacrifice of current yield. There is, however, no assurance that the Fund's objectives will be achieved or that the Fund's approach to risk management will protect the shareholders against loss.

         The market values of high yield, high risk municipal securities tend to reflect individual developments of the guaranteeing entity underlying the issue to a greater extent than do higher rated securities, which react to a greater extent to fluctuations in the general level of interest rates. Such securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds or the high yield market, may depress the prices for such securities. Factors such as the aforementioned may adversely impact the market value of high yield, high risk securities and could adversely impact the Fund's net asset value.

         An economic downturn or significant increase in interest rates is likely to have a negative affect on the high yield, high risk bond market and consequently on the value of these bonds. In an economic downturn, issuers may not have sufficient revenues to meet their principal and interest payment obligations.

         The risk of loss due to default is significantly greater for the holders of high yield, high risk bonds. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If the Fund experiences unexpectedly large net redemptions, it may be forced to sell such bonds without regard to the investment merits of such sales. This could decrease the Fund's rate of return.

         The Fund may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high risk bonds, the Fund anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations or valuations for purposes of valuing the Fund's assets. The Fund has a policy of utilizing a professional pricing service which has experience in pricing such securities which are difficult to price so as to obtain prices reflecting the market as accurately as possible. To the extent that the Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund would be likely to replace the bond with a lower yielding bond, resulting in a decreased return. Zero coupon and pay-in-kind bonds involve special considerations. The market prices of these securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently that have similar maturities and credit quality. There is the additional risk that, unlike bonds which pay interest in cash throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold. If the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon bonds generate interest income before receipt of actual cash payments. In order to distribute such income, the Fund may have to sell portfolio securities under disadvantageous circumstances.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities, i.e., securities which, if sold, would cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid. If at any time more than 15% of the Fund's net assets are illiquid, steps will be taken as soon as practicable to reduce the percentage of illiquid assets to 15% or less.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. If and when the Fund is able to qualify as such under the Rule, the Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy that it will not make an investment causing more than 15% of its net assets to be invested in illiquid securities. In making this determination, the Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and if, as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         TEMPORARY INVESTMENTS. At various times the Fund may hold cash or invest in securities other than municipal obligations. Temporary investments will be made exclusively in: (1) shares of investment companies primarily investing in short-term instruments the income of which is exempt from federal income tax (subject to certain fundamental limitations as to the Fund's investments in other investment companies); (2) U.S. Government Securities; (3) commercial paper rated within the highest grade by either Moody's or S&P (Prime-1 or A-1, respectively); (4) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated within the two highest grades by Moody's (AAA or AA) or S&P (AAA or AA); (5) certificates of deposit of domestic commercial banks subject to regulation by the U.S. government, or any of its agencies or instrumentalities, with assets of $1 billion or more based on the most recent published reports; or (6) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

         Such temporary investments may be made in any of the following circumstances, provided that such an investment does not cause over 20% of the value of the Fund's total assets to be so invested: (1) when assets are allocated for settlement of purchases; (2) when net cash inflow from sales of the Fund's shares or sales of portfolio securities is of a size which does not allow for prompt investment in attractively priced municipal obligations; or (3) when highly liquid assets are needed to meet anticipated redemptions, dividends or other cash needs. In addition, during periods of adverse markets when it is deemed advisable and practicable to take a temporary defensive position to protect capital, the Fund may have more than 20% of its assets invested in the temporary investments described above and cash.

         PORTFOLIO TRANSACTIONS. The Adviser is responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Fund may trade to some degree in securities for the short-term and may sell securities to buy others with greater income or profit potential or when it has realized a profit and the proceeds can be more advantageously utilized. The Fund may also sell a security when the Adviser believes such security will no longer continue to provide a relatively high current yield or involves undue risk, or when the Adviser deems it advisable to take a more defensive position or return to a more aggressive stance. Because of the Fund's policies, the Fund's portfolio turnover rate will vary. A higher portfolio turnover rate could require the payment of larger amounts in brokerage commissions. However, it is anticipated that most securities transactions will be principal transactions, in which no brokerage commissions are incurred. Research services and placement of orders by securities firms for shares of the Fund may be taken into account as a factor in placing portfolio transactions. The Fund estimates that its portfolio turnover rate will generally not exceed 50%.

         "WHEN ISSUED" SECURITIES. Municipal obligations may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future. No payment is made until delivery is made which may be up to 60 days after purchase. If delivery of the obligation does not take place, no purchase will result and the transaction will be terminated. Such transactions are considered to involve more risk than immediate cash transactions. As a matter of non-fundamental policy, any investment on a when issued or delayed delivery basis will not be made if such investment would cause more than 5% of the value of the Fund's total assets to be invested in this type of investment.

         BORROWING. The Fund may borrow money from banks for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets (excluding the amount borrowed) and may pledge an amount not exceeding 15% of its total assets (excluding the amount borrowed) to secure such borrowing.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The Fund has adopted certain investment restrictions which are described in the Statement of Additional Information. These restrictions and the Fund's investment objectives may not be changed unless authorized by a vote of the shareholders. All other investment policies are non-fundamental and may be changed without shareholder approval.

                             ADVISER AND DISTRIBUTOR

         Millenium Advisers, Inc. (the "Adviser") whose principal office is at 45 Essex Street, Millburn, New Jersey 07041, serves as the investment adviser of the Fund. The Adviser has been recently formed for the specific purpose of serving as the investment adviser of the Fund, and has not previously served as an investment adviser. Subject to the direction and supervision of the Board of Directors, the Adviser manages the business operations of the Fund. Rickel Securities, Inc. ("the

Distributor"), the parent corporation of the Adviser, is a registered broker-dealer specializing in municipal securities which serves as the distributor or principal underwriter of the Fund's shares. John C. Sabo is the Chairman, Chief Executive Officer and majority stockholder of the Distributor.

         The Fund pays the Adviser a fee at the annual rate of 0.65% on the first $250 million of average net assets, 0.60% on the next $250 million of average net assets and 0.55% on average net assets over $500 million. This fee is higher than that of most municipal bond funds. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. The Adviser has agreed to waive the receipt of management fees from the Fund with respect to any fiscal quarter if, on the last day of such quarter, the Fund's net assets are less than $15,000,000.

         ADMINISTRATOR. Declaration Service Company, P.O. Box 844, Conshohocken, PA 19428-0844 ("DSC," or the "Transfer Agent") serves as the Fund's Administrator in addition to serving as the Fund's transfer agent, shareholder servicing agent, and dividend disbursing agent.


         DSC is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund .


         The Fund's expenses are accrued daily and are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and the Administrator; taxes; legal fees; custodian and auditing fees; reimbursement of the costs incurred by the Administrator in providing pricing and accounting services to the Fund; and printing and other miscellaneous expenses paid by the Fund.

         PORTFOLIO MANAGEMENT. John C. Sabo will be the primary portfolio manager of the Fund. He has been the Chairman, Chief Executive Officer and majority stockholder of the Distributor since its formation in August, 1997, and has been President of the Adviser since its formation in December, 1997. Until August, 1997, he served as President (1995-1997) and Executive Vice President (1980-1995) of Rickel & Associates, Inc., a registered broker-dealer specializing in municipal securities, and its predecessor firm, R.W. Peters Rickel & Co., Inc. Mr. Sabo has over twenty-three years of experience in the field of fixed income securities as a broker, underwriter and manager.


         The Distributor is reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to Class A and Class C shares and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. See "Distribution Plans" below for more detail.

                               DISTRIBUTION PLANS

         The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the

Investment Company Act of 1940. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.


         Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling Fund shares, servicing shareholders and maintaining shareholder accounts. Where a commission is paid for purchases of $1 million or more of Class A shares and as long as the limits of the distribution plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Fund. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains. See "Purchase of Shares."


         Payments under the Class C Distribution Plan are limited to an annual rate of 1.5% of the average daily net asset value of the Class C shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class C shares plus interest at 1% over the prime rate on any unpaid amounts. The Distributor pays broker/dealers up to 4% in commissions on new sales of Class C shares. Up to an annual rate of 1.125% of the average daily net assets is used to reimburse the Distributor for these commission payments. Most or all of such commissions are reallowed to salespersons and to firms responsible for such sales. No commissions are paid by the Fund with respect to sales by the Distributor to officers, directors and full-time employees of the Fund, the Distributor or the Adviser. Up to 0.375% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of shareholder accounts.

         If, due to the foregoing payment limitations, the Fund is unable to pay the Distributor the commission on new sales of Class C shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the Fund. The Distributor intends to seek full payment from the Fund of any excess amounts with interest at 1% over the prime rate at such future date when and to the extent such payments on new sales would not be in excess of the limitations. The Fund is not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Fund who are not interested persons of the Distributor or the Fund and have no direct or indirect financial interest in the Class C Distribution Plan (the "Independent Directors"). If the Class C Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts.

         In addition, to the extent that any investment advisory fees paid by the Fund may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Fund shares within the meaning of Rule 12b-1, the Plans authorize the payment of such fees.

         Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the respective class. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

         As described above, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of dealer meetings. Any such amounts may be paid by the Distributor from the fees it receives under the Class A and Class C Distribution Plans.

         In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund during a specified period of time.

         Shares of the Fund may also be sold through banks or bank-affiliated dealers. Any determination that such banks or bank-affiliated dealers are prohibited from selling shares of the Fund under the Glass-Steagall Act would have no material adverse effects on the Fund. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Fund.

                               PURCHASE OF SHARES

         GENERAL. Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to minimum initial investment of $5,000 (in the case of Class A Shares) or $25,000 (in the case of Class C Shares), and subsequent minimum investments of $250. Shares of the Fund are purchased at their net asset value per share next determined after the order is received and accepted by the Fund's Transfer Agent. When opening an account, it is important that you provide the Transfer Agent With your correct taxpayer identification number (social security or employer identification number).

         If you are investing in the Fund for the first time, you will need to set up an account. You may make a direct initial investment by completing and signing the investment application which accompanies this prospectus and mailing it, together with a check or money order made payable to:

                    The Millenium Tax-Free Income Fund, Inc.

                           Declaration Service Company

                                  P.O. Box 844
                           Conshohocken, PA 19428-0844


         BY MAIL. When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted




, and the Fund reserves the right to refuse to accept second party checks.

         BY WIRE. You may make your initial or subsequent investments in the Fund by wiring funds. To do so, call the Investor Services Department at 1-888-___-____ for wiring instructions.


         BY AUTOMATIC INVESTMENT PLAN. Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to draw on your bank account regularly by check for as little as $250 per month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH"). You may change the date or amount of your investment any time by written instruction received by the Fund at least five business days before the change is to become effective.


         To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note:
Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.


         FUNDS CREDITED TO THE FUND'S ACCOUNT BY 4:00 PM (EASTERN TIME) WILL BE APPLIED TO PURCHASE SHARES ON THAT DAY. There are no wire fees by the Fund for purchases of $1,000 or more. A $10 wire fee will be charged by the Fund on wire purchases of less than $1,000. Your bank may also charge wire fees for this service.


ADDITIONAL INFORMATION ABOUT PURCHASES

PURCHASE POLICIES:

o Investments must be received and accepted in the Transfer Agent's office on a business day before 4:00 PM Eastern Time to be credited to your account that day and to receive that day's share price. Otherwise, your investment will be credited to your account on the next business day and you will receive that day's share price.

o The Transfer Agent and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the investor's bank.

o  The Fund reserves the right to reject an investment for any reason.

         ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers two classes of shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class C shares are purchased at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature.

         Depending on the amount of the purchase and the anticipated length of time of investment, investors may choose to purchase one class of shares rather than another. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class C shares, in which case 100% of the purchase price is invested immediately. Class C shares may be more appropriate for the short-term investor. The Fund will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value. See also "Distribution Plans" for more information.



         CLASS A SHARES. Class A shares are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the following table.


                                                                  CUSTOMARY
                                          CHARGE AS             CONCESSION TO
                         SALES CHARGE    APPROXIMATE           YOUR DEALER AS
                        AS PERCENTAGE    PERCENTAGE              PERCENTAGE
                         OF OFFERING      OF AMOUNT             OF OFFERING
AMOUNT OF PURCHASE         PRICE          INVESTED                 PRICE
-----------------          -----          --------                 -----
$99,999 or less             4 3/4%          5.0%                     4%
$100,000 to $249,999        3 1/2%          3.6%                     3%
$250,000 to $499,999        2 1/2%          2.6%                     2%
$500,000 to $749,999        2%              2.0%                     1 3/4%
$750,000 to $999,999        1%              1.0%                  3/4 of 1%
$1,000,000 or more          0%              0.0%                     0%

* On purchase of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% may be imposed if shares are redeemed within the first year after purchase. The Distributor may pay the financial service firm a commission during the first year after purchase at an annual rate as follows:

PURCHASE AMOUNT                                  COMMISSION
---------------                                  ----------

First $3,000,000                                    .75%
Next $2,000,000                                     .50%
Over $5,000,000                                     .25%

Where a commission is paid for purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Fund and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

         There are a number of ways to reduce the sales charge on the purchase of Class A shares, as set forth below.

         (i) Family Purchases: Purchases made by an individual, such individual's spouse and children under 21 are combined and treated as a purchase of a single person.

         (ii) Group Purchases: The purchases of an organized group, whether or not incorporated, are combined and treated as the purchase of a single person. The organization must have been organized for a purpose other than to purchase shares of mutual funds.

         (iii) Purchases under a Statement of Intention: By executing the "Statement of Intention" included in the Application Form at the back of the Prospectus, purchases of Class A shares of $100,000 or more made over a 13-month period may be made at the applicable price for the aggregate shares actually purchased during the period. Please see "Terms and Conditions" at back of this prospectus.

         (iv) Rights of Accumulation: If you notify your dealer or the Distributor, you may include the Class A shares you already own (valued at maximum offering price) in calculating the price applicable to your current purchase.

         (v) Sales at Net Asset Value: The sales charge will not apply to: (1) Class A shares purchased through the automatic reinvestment of dividends and distributions (see "Dividends and Distributions"); (2) Class A shares purchased by directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser or Distributor, including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family members") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (3) Class A shares purchased by any registered representatives, principals and employees (and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under 401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor or by investment advisers of financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such adviser or financial planner on the books of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. The Fund may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment company.

         CLASS C SHARES. Class C Shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Fund will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value. The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Fund during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 1.125% of the annual average daily net asset value of such shares for sales fees and 0.375% of the annual average daily net asset value of such shares for service and maintenance fees.

         CONTINGENT DEFERRED SALES CHARGES. Any contingent deferred sales charge imposed upon the redemption of Class A or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (a) increases in the value of shares above the net cost of such shares or (b) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

         The contingent deferred sales charge (CDSC) on Class A and C Shares that are subject to CDSC will be waived if the redemption relates to the following; (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser or Distributor including former directors and officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; and (f) on redemptions pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount.



                              REDEMPTION OF SHARES


                  GENERAL. You
may redeem any or all of your shares at will. The Fund redeems shares at the net asset value thereof next determined after it has received and accepted a redemption request; however the redemption proceeds will not be paid until such time as the redemption request is received in proper order. Redemption requests must be received prior to the time that the net asset value per share is next determined (generally 4:00 PM Eastern Time of each day that the New York Stock Exchange is open for trading) to obtain the date of receipt net asset value.

         BY MAIL. A written request for redemption in proper order must be sent to Declaration Service Company, P.O. BOX 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, your request should be addressed to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428. "Proper order" requires delivery to the Transfer Agent of:

         (1) a written redemption request signed by each registered owner in the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed;


         (2) a signature guarantee when required (see "Signature Guarantee" page __); and


         (3) such additional documents required to evidence the authority of the persons requesting redemption on behalf of corporations, or whether as executors, trustees and other fiduciaries. Redemption proceeds will not be paid until all documents, in satisfactory form, have been received by the Transfer Agent. (see "Additional Information About Redemptions" below on page __.)

         BY TELEPHONE. Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemption proceeds will be wired to the bank account set forth on the account registration or, for amounts $5,000 or less, redemptions will be mailed to the address on the account registration. There will be a charge for the bank wire. Neither the Fund nor the Transfer Agent will be responsible for acting upon instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (such as requiring some form of personal identification, providing written confirmations, and the tape recording of conversations). If the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

         SPECIAL REDEMPTION ARRANGEMENTS. Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-888-___-____.

         SIGNATURE GUARANTEE. A signature guarantee is required for all redemptions greater than $5,000 or where the redemption proceeds are to be paid to another person or sent to an address other than the one of record. A signature guarantee verifies the authenticity of your signature. The guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (A Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-888-___-____ to determine whether the entity that will guarantee the signature is an eligible guarantor.

         REDEMPTION PROCEEDS. Redemption proceeds may be sent to you by mail. If your redemption check is to be mailed, it will usually be mailed to you within 48 hours of receipt of the redemption request. The Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed to you until the check has cleared, which may take up to seven days. You may avoid this inconvenience by investing by bank wire. Redemption checks may also be delayed if you have changed your address within the last 30 days. Please notify the Fund, promptly in writing, of any change of address.


         Redemption proceeds may be sent to you by wire. You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Your redemption proceeds will usually be sent on the first business day following redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.


         ADDITIONAL INFORMATION ABOUT REDEMPTIONS:

         (1) The share redemption price may be more or less than your cost of the shares being redeemed, depending on the per share net asset value next determined after your request is received.

         (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS W4-P and must state a reason for withdrawal, as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

         (3) Excessive purchases and redemptions of Fund shares has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in such transactions.

         ACCOUNT CLOSING FEE. In order to reduce Fund expenses, an account closing fee of $10 will be assessed against those shareholders who redeem all of the shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. This charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount.

         The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

                        DETERMINING THE PRICE OF SHARES.

         The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities, by the number of total outstanding shares. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Pricing services generally take into account institutional size trading in similar groups of securities). Securities not priced in this manner will be priced at the last published sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. Short-term securities maturing in 60 days or less will be valued at amortized cost (unless the Board of Directors determines that amortized cost would not represent a fair value). If there is a material difference in the market value and amortized cost value of short-term securities, market value will be used. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.


         The net asset value per share is determined as of the earlier of the close of the exchange or 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. The price per share for purchases or redemptions made directly through Declaration Service Company normally is such value next computed after Declaration Service Company receives the purchase order or redemption request. If the purchase order or redemption request is placed with your dealer, then the applicable price is normally computed as of 4:00 p.m. Eastern Time on the day the dealer receives the order, provided that the dealer receives the order before 4:00 p.m. Eastern Time. Otherwise, the applicable price is the next determined net asset value. It is the responsibility of your dealer to promptly forward purchase and redemption orders to the Distributor. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, Declaration Service Company may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."


                          DIVIDENDS AND DISTRIBUTIONS.

         Income dividends are declared and distributed monthly and distributions of net realized capital gains, if any, will normally be paid annually. To provide stable distributions for its shareholders, the Fund at times may continue to pay distributions based on expectations of future investment results even though, as a result of temporary market conditions or other factors, the Fund may have failed to achieve projected investment results for a given period. In such cases, the Fund's distributions may include a return of capital to shareholders. Shareholders who reinvest their distributions are largely unaffected by such returns of capital. In the case of shareholders who do not reinvest, a return of capital is equivalent to a partial redemption of the shareholder's investment. Because Class C shares incur higher distribution services fees and bear certain other expenses, such shares will have a higher expense ratio and will pay correspondingly lower dividends than Class A shares.

         You will receive quarterly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Dividends declared in December to shareholders of record in December, and paid by the end of January of the subsequent year will be treated as received by the shareholder in the earlier year. You will receive confirmations after each purchase other than through dividend reinvestment, and after each redemption. Information concerning distributions will be mailed to shareholders annually. Distributions will be classified in terms of non-taxable return of capital, federal tax-exempt income and taxable income. Since some states may not tax their residents on the portion of the Fund's distributions representing income from governmental entities in such states, information about state sources of tax-exempt distributions will also be reported annually.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends and short-term capital gain distributions paid in cash and long-term capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawal Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the dividend payment date. Upon receipt of the second dividend check which has been returned as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effects of federal, state and local tax laws on an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. If, for any calendar year, the required distribution of the Fund exceeds the amount distributed, an excise tax equal to 4% of the excess will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Dividends paid to shareholders from interest earned by the Fund from municipal obligations and from exempt interest dividends received by the Fund from investment companies investing in tax-exempt securities are not includible in a shareholder's gross income for federal income tax purposes, although a portion of such dividends may be subject to the alternative minimum tax as discussed below. Distributions of net interest income derived from other sources, if any, and of net short-term capital gains realized by the Fund will be taxable to shareholders as ordinary income. Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gain regardless of how long the shares of the Fund have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares of the Fund.

         Interest paid on "specified private activity bonds" issued after August 7, 1986, as defined in the Code, although exempt from federal income tax, will constitute a tax preference item for purposes of both the individual and the corporate alternative minimum tax. If the Fund were to own any such bonds, it is expected that a portion of the exempt income distributed by the Fund would be treated as a preference item for shareholders based upon the proportionate share of the interest from the specified private activity bonds received by the Fund. In the case of a corporate shareholder, the alternative minimum tax base may also include a portion of all the other tax-exempt income. Corporate shareholders are advised to consult their own tax advisers with respect to the corporate alternative minimum tax.

         A gain or loss for tax purposes may be realized on the redemption of shares. If a shareholder realizes a loss on the sale of any shares held for six months or less and during such period the shareholder received any exempt-interest dividends, then such loss is disallowed to the extent of the amount of the exempt-interest dividends. If a shareholder realizes a loss on the sale of any shares held for six months or less and during such period the shareholder received any capital gains dividends, then such loss (to the extent it is allowed) is treated as a long-term capital loss to the extent of such capital gain dividends. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         The Fund may not be an appropriate investment vehicle for entities which are "substantial users" (or "related persons" thereto) of facilities financed by "industrial development bonds" as such terms are defined in the Internal Revenue Code. Such entities (or persons) should consult their own tax advisers before investing.

                                   FUND SHARES


         Shares issued by the Fund are currently divided into two classes: Class A and Class C shares. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote irrespective of the class or subclass thereof, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class, are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund. Due to the differing expenses of the classes, dividends of Class C shares are likely to be lower than for Class A shares.


         In accordance with Maryland law and the Fund's By-laws, the Fund does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders holding at least 10% of the outstanding shares of the Fund.

                                PERFORMANCE DATA

         From time to time, the Fund may advertise information regarding its performance. Such information may consist of "yield," "total return," "taxable equivalent yield," "distribution rate," "annualized current distribution rate" and "tax equivalent distribution rate." Each of these performance figures will be based upon historical results and will not be intended to indicate future performance, and, except for "distribution rate," "annualized current distribution rate" and "tax equivalent distribution rate" is standardized in accordance with regulations of the Securities and Exchange Commission ("SEC"). All such performance will be calculated separately for each class of shares.

         "Yield" is computed by dividing the net investment income per share (as defined in applicable SEC regulations) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         "Taxable Equivalent Yield". The yield necessary from a taxable investment, which on an after-tax basis is equal to the yield of a tax free investment, based on the maximum federal income tax bracket for a given period.

         "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. "Tax equivalent distribution rate" is computed by dividing the portion of the Fund's distribution rate (determined as described above) which is tax-exempt, by one minus the stated federal income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by the Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of the Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

         "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. In the event the Fund advertises its total return, the stated periods will generally be one year, five years and ten years, but the Fund may also advertise total return for longer or shorter periods, including the life of the Fund. The computation of total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses.

         The Fund may also quote average annual total return and total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         The Fund may quote information from publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, Newsweek, Chicago Tribune, The New York Times, U.S. News and World Report, USA Today, Fortune, Investors Business Daily, Financial World, Smart Money, No-Load Fund Investor and Kiplinger's and may cite information from Morningstar, Value Line or the Investment Company Institute. The Fund may compare its performance to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc., two widely recognized independent mutual fund reporting services.

         Please remember that performance information is based upon historical results and is not necessarily indicative of future performance.

         The Fund's Annual Reports will contain additional performance information and will be made available upon request and without charge.

                              SHAREHOLDER INQUIRIES


         Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844, acts as transfer, shareholder servicing, and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-888-___-____ for prompt service on any questions about your account.

                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S MUNICIPAL AND CORPORATE BOND RATINGS

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

         AAA -- Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB' rating.

         B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB' rating.

         CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B' rating.

         CC -- The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C -- The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


MOODY'S MUNICIPAL NOTE RATINGS

         MIG 1 -- The best quality, with strong protection provided by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2 -- High quality, with margins of protection ample although not so large as in the preceding group.

         MIG 3 -- Favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

         SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a (+) designation.

         SP-2 -- Satisfactory capacity to pay principal and interest.

         SP-3 -- Speculative capacity to pay principal and interest.

MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from 'A' for the highest quality to 'D' for the lowest. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment. Within the 'A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION (CLASS A SHARES ONLY)

TERMS OF ESCROW:

         1 Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by Declaration Service Company in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

         2 If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

         3 If my total purchases are less than the intended purchases, I will remit to Rickel Securities, Inc. the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If remittance is not made within 20 days after written request by Rickel Securities, Inc., or my dealer, Declaration Service Company, will redeem an appropriate number of the escrowed shares in order to realize such difference.

         4 I hereby irrevocably constitute and appoint Declaration Service Company my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

         5 Shares remaining after the redemption referred to in Paragraph No. 3 will be credited to my account.

         6 The duties of Declaration Service Company are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.


         7 If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                       TELEPHONE REDEMPTION AUTHORIZATION

[ ] If you wish to authorize redemption by telephone please check the box to the left and complete the following information.

         I (we) hereby authorize Declaration Service Company, Millenium Advisers, Inc., Rickel Securities, Inc., and/or Millenium Tax-Free Income Fund, Inc. to act upon instructions received by telephone or telegraph, believed by them to be genuine, and to redeem shares in my (our) account in the Fund and to wire the proceeds of such redemption to the predesignated bank listed below. I
(we) hereby agree that neither Declaration Service Company, nor Millenium Advisers, Inc., Rickel Securities, Inc., and/or Millenium Tax-Free Income Fund, Inc nor any of their officers or employees, will be liable for any loss, liability, cost or expense for acting upon such instructions.




---------------------------------              --------------------------------
     Signature of Shareholder                    Signature of Co-Shareholder


---------------------------------               --------------------------------
     Name of Commercial Bank                       (Title of Account at Bank)


---------------------------------               --------------------------------
             (Street)                               (Account Number at Bank)


---------------------------------               --------------------------------
(City)     (State)        (Zip)                   (ABA/Transit Routing Number)

                               ACCOUNT APPLICATION


Mail to : Millenium Tax-Free Income Fund, Inc. c/o Declaration Service Company, P.O. Box 844, Conshohocken, PA 19428-0844. Use this application for all accounts. For assistance call 1-888-___-____.



1. ACCOUNT REGISTRATION             [ ] Individual Account
   Please check only one box        [ ] Joint Tenant
                                    [ ] Tenants in Common
                                    [ ] Uniform Transfers to Minors Act (UM) or
                                        Uniform Gifts to Minors Act (UGMA) - use the name of the adult custodian on the shareholder line and the name of the child on the co-shareholder line. Use the child's Social Security Number.
                                    [ ] Trust Account - please indicate the
                                        name(s) of the trustee(s) authorized to
                                        act on behalf of the trust on the
                                        shareholder line and the name of the
                                        trust and date of the trust on the
                                        co-shareholder line.
                                    [ ] Retirement Plan - please indicate the
                                        name(s) of the trustee(s) on the
                                        shareholder line and the name of the
                                        retirement plan on the co-shareholder
                                        line.


                                    [ ] I am a Dealer Firm registered
                                        representative or employee entitled to
                                        NAV purchases of Class A Shares.
                                    [ ] Other form of ownership (please specify
                                        ____________________________________)

PLEASE PRINT CLEARLY.               Name of shareholder ________________________
                                    Social Security number or taxpayer
                                    ID number (required by law) ________________
                                    Name of co-shareholder (if any) ____________
                                    Address ____________________________________
                                    City ______________ State ________ Zip _____
                                    Telephone Number ___________________________
                                    Citizenship ________________________________

2. CLASS SELECTION



                                    [ ] Check enclosed for $___________ (Minimum
                                        $5,000 for Class A Shares, $25,000 for
                                        Class (C Shares,) payable to "Millenium
                                        Tax-Free Income Fund, Inc."), for
                                        investment in the following Class(es)
                                        of Shares:
                                        [ ] $_______ in Class A Shares.
                                        [ ] $_______ in Class C Shares.
                                    [ ] My investment dealer, named below,
                                        ordered my initial purchase of shares,
                                        under wire order # ______________.

Please consider the following account options on the reverse side:

* Dividend and Capital Gain   * Rights of Accumulation  * Payments to Others
  Instructions
* Statement of Intention      * Telephone Privileges    * Automatic Withdrawals
* Automatic Investment Plan   * Electronic Wire Privileges

3. DEALER INFORMATION
When opening your         ______________________________________________________
account through a         Dealer name (as it appears on Selling Group Agreement)
dealer, have them
complete this section.    ______________________________________________________
                          Address of home office
                          ______________________________________________________
                          City                State                   Zip
                          ______________________________________________________
                          Authorized signature of dealer
                          ______________________________________________________
                          Address of office servicing account
                          ______________________________________________________
                          City                State                   Zip
                          ______________________________________________________
                          Registered representative's name and no. appearing on
                          firm's registration
                          ______________________________________________________
                          Registered representative's telephone number


4.  YOUR SIGNATURE
All registered shareholders
must sign.

                              I am of legal age and have read the current prospectus and this application. I agree to the terms thereof including any amendments thereto. I hold harmless and indemnify Millenium Tax-Free Income Fund, Inc., Rickel Securities, Inc. and each of their respective partners, affiliates, directors, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) which I many incur in connection with my instructions in this application and any other instructions given in writing, by telephone or electronically and reasonably believed to be genuine. UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING. If I am affiliated with, or work for, a NASD member firm, I will attach information concerning my employment.



                              __________________________________________________
                              Signature of shareholder                 Date


                              __________________________________________________
                              Signature of co-shareholder (if any)     Date


                   For more information and prospectus(es) call 1-888-___-____.

                                 ACCOUNT OPTIONS


5 DIVIDEND AND CAPITAL       All dividend and capital gain distributions will be
GAIN INSTRUCTIONS            paid in cash unless otherwise indicated here:

                             DIVIDENDS:


                        [ ] Reinvest Into The Fund. (May not select if using
                            Automatic Withdrawal Plan.)

                            CAPITAL GAIN DISTRIBUTIONS:

                        [ ] Reinvest into the Fund.

6 STATEMENT OF
INTENTION               I understand that through accumulated investments I
                        can reduce my sales charges of the Class A Shares. I intend to invest over a 13-month period beginning
                        (date) ___________________ in shares of the Fund for an aggregate amount of at least:

                        [ ] $100,000     [ ] $250,000      [ ] $500,000
                        [ ] $750,000     [ ] $1,000,000

7 RIGHTS OF             [ ] I own Class A shares in more than one account, which
  ACCUMULATION              may entitle me to a reduced sales charge. Please
                            link my account numbers to qualify (Attach an additional sheet if necessary):

                            ___________         ___________         ___________

8 TELEPHONE                 AUTOMATICALLY APPLIES UNLESS BOX IS CHECKED. I elect
  PRIVILEGE                 the telephone privileges as described in the
                            prospectus. (Calls may be recorded or monitored for verification and quality assurance purposes.)

                        [ ] No, I do not want telephone privileges.

9. ELECTRONIC WIRE      [ ] I authorize the Fund  to wire redemption proceeds
   PRIVILEGE                when requested by either Automated Clearing House
   Please attach a          (ACH) or by Wire (a fee is charged) as specified
   Check or                  by my redemption instructions.
   Encoded Deposit          _________________________________________________
   Slip                     Name and Address of Depository Institution
                            _________________________________________________
                            Account Number with Depository Institution

                            Type of account:      [ ] Checking     [ ] Savings

 AUTOMATIC WITHDRAWAL   [ ] I want to withdraw from  the Fund
 PLAN                       account number (if known) ___________________
 This plan requires a
 $10,000 minimum        [ ] $__________ (exact dollars-$25 minimum) OR
 balance and the        [ ] ___________ % (per year-calculated each withdrawal)
 reinvestment of            OR
 dividends.             [ ] __________ (number of withdrawals until the account
                           is closed)
                        I want to receive checks:   [ ] Monthly  [ ] Quarterly
                                                    [ ]  Annually

11. PAYMENT TO OTHERS   Make checks payable and send to:
Complete if dividend
or withdrawal checks    Name ________________________________________________
are to be payable to
someone other than      Address ______________________________________________
the registered
shareholder(s).         City ____________________State______________Zip ________

12 AUTOMATIC INVESTMENT
PLAN
Important: Attach an
unsigned voided check.

The account balance     Please transfer $____________ ($25 minimum) from my bank
must meet the minimum   account and invest into the Fund
investment              account number (if known) ______________________________
requirements as         on the ___________ day of each month.
detailed in the
prospectus within 12    Name of your bank ______________________________________
months of initial       ABA number _____________________________________________
investment.             Print your name(s) _____________________________________
                        Bank Account Number_____________________________________
                        Street address of your bank ____________________________
                        City _________________ State ______________ Zip ________

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 1998

                      MILLENIUM TAX-FREE INCOME FUND, INC.


                                  P.O. BOX 844

                           CONSHOHOCKEN, PA 19428-0844


                                TABLE OF CONTENTS

TOPIC                                                                    PAGE
General Information and History.........................................
Fundamental Investment Restrictions.....................................
Municipal Obligations...................................................
Temporary Investments...................................................
Portfolio Transactions..................................................
Directors and Officers..................................................
Directors' Compensation Schedule........................................
Investment Advisory Services............................................
Custodian...............................................................
Auditors................................................................
Determining the Price of Shares.........................................
Reduction of Class A Sales Charge.......................................
Distribution of Fund Shares.............................................
Performance Data........................................................
Non-Standard Distribution Rates.........................................

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A AND CLASS C PROSPECTUS DATED_________ , 1998. THE PROSPECTUS MAY BE OBTAINED FROM THE FUND.


                         GENERAL INFORMATION AND HISTORY

         The Fund has been recently organized for the purposes set forth in the Prospectus. It has had no prior history of operations.


                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below and the Fund's investment objective set forth in the Prospectus may not be changed without the approval of the holders of more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

     1. The Fund may not invest in securities other than municipal obligations and temporary investments, and may not make loans to others except through such investments.

      2. The Fund may not purchase or sell real estate (but this will not prevent the Fund from investing in municipal obligations secured by real estate or interests therein) or commodities or commodity contracts.

      3. The Fund may not purchase more than 50% of the outstanding debt obligations of any one issuer. For this purpose, all debt obligations of an issuer are treated as a single class of securities. This restriction does not apply to debt obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

      4. The Fund may not make an investment that would cause more than 5% of the value of its total assets to be invested in the securities (other than U.S. Government Securities) of any one issuer. For this purpose, each state or local governmental entity shall be deemed a separate "issuer," except that where the entity issuing a municipal obligation differs from the entity whose revenues are the primary source of the payment of the obligation, the entity whose revenues are the primary source of payment shall be deemed the sole issuer with regard to that obligation.

      5. The Fund may not make an investment that would cause 25% or more of the value of its total assets to be invested in municipal obligations the issuers of which are located in the same state. For this purpose, the location of an issuer shall be deemed to be the location of the governmental entity issuing the obligation, regardless of the location of the entity whose revenues are the primary source of payment or the location of the project or facility which may be the subject of the obligation.

      6. The Fund may not write or purchase put or call options.

      7. The Fund may not make an investment that would cause 25% or more of the value of its total assets to be invested in revenue bonds or notes the payment for which comes from revenues from any one type of activity. For this purpose, the term "type of activity" shall include, for example, the following: (a) sewage treatment and disposal; (b) gas provision; (c) electric power provision;
(d) water provision; (e) mass transportation systems; (f) housing; (g) hospitals; (h) street development and repair; (i) toll roads; (j) airport facilities; and (k) educational facilities. This restriction does not apply to general obligation bonds or notes or to pollution control revenue bonds.

     8. The Fund may not purchase securities of other registered investment companies (as defined in the Investment Company Act of 1940), except (i) shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less, provided that such purchase does not cause the Fund to (a) have more than 5% of its total assets invested in any one such company, (b) have more than 10% of its total assets invested in the aggregate of such companies or (c) own more than 3% of the total outstanding voting stock of any such company; or (ii) as part of a merger, consolidation, reorganization or acquisition of assets.

      9. The Fund may not sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      10. The Fund may not, except for temporary defensive purposes, make an investment in other than municipal obligations if such investment would cause more than 20% of the value of the Fund's total assets to be invested in securities other than municipal obligations which are not subject to the alternative minimum tax.

      11. The Fund may not issue senior securities, or borrow money except from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets (excluding the amount borrowed) at the time of such borrowing. The Fund may not pledge or hypothecate any of its assets except in connection with permitted borrowing in amounts not exceeding 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowing.

      12. The Fund may not buy or continue to hold securities if the directors and officers of the Fund or the Adviser own too many of the same securities. This would happen if any of these individuals own 1/2 of 1% or more of the securities and the people who own that much or more own 5% of such securities.

      13. The Fund does not engage in the underwriting of securities; however, if the Fund sells "restricted" securities it may technically be considered an "underwriter."


         NON-FUNDAMENTAL POLICIES. In addition to the foregoing restrictions, the Fund may from time to time voluntarily undertake certain non-fundamental policies which may be changed without shareholder approval.


                              MUNICIPAL OBLIGATIONS

         Occasionally, an issuing state or local governmental entity may guarantee the payment of a revenue bond obligation, backing payment with its taxing power. Normally, revenue bonds are paid solely from a particular revenue source. The revenue source may be earnings from a public project such as tolls from roads or bridges, airport revenues, earnings of publicly owned utilities or special excises such as special improvement levies. The revenue source may also be a private company which is utilizing a facility constructed through monies obtained through a governmental agency or fund. There are two principal types of revenue bonds for private facilities, industrial development bonds and pollution control bonds. Occasionally, such bonds are also issued by governmental entities to obtain funds for a privately operated general community facility such as a hospital, convention hall or sports stadium.

         Industrial development bonds are issued by a governmental entity to obtain funds to finance a facility, typically an industrial plant or factory, which is leased to or operated by a private (non-governmental) company. State and local governments have the power in most states to permit the issuance of industrial development bonds to provide financing aid to such companies in order to encourage them to locate facilities within their communities. The Fund may at times invest more than 25% of its assets in industrial development bonds.

         Pollution control bonds are issued to provide funding for air or water pollution control systems for privately operated industrial or commercial facilities.

         As described under "Investment Objectives and Policies" in the Prospectus, the Fund may invest in municipal bonds and/or certificates of participation that constitute investments in lease obligations or installment purchase contract obligations (hereafter collectively called "lease obligations") of municipal authorities or entities. As further described in the Prospectus, certain of the lease obligations contain "non-appropriation" clauses. The Fund will seek to minimize the special risks associated with such securities by not investing more than 10% of its assets in lease obligations that contain such clauses.

         Municipal notes include tax, revenue and bond anticipation obligations or general or revenue obligations of shorter maturities than municipal bonds, generally five years or less, which are issued to obtain funds for various public purposes.

         There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in security, quality and risk both within and among the classifications described above. Obligations of a special governmental authority may, for instance, constitute a pledge of the full credit and taxing power of the authority, and yet have somewhat less security than a general state or city obligation in view of the limitations on the authority's taxing power compared to the broader taxing power of a state or a city.

         Due to the increasing needs of state and local governments and their widening view of public purpose, a variety of types of federal tax-exempt financing obligations have been developed over the years and new types of obligations may be expected in the future.

         The ratings of Moody's Investors Services Inc. ("Moody's") and Standard and Poor's Corporation ("S&P") represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while bonds of the same maturity and coupon with different ratings may have the same yield.

         From time to time, proposals have been introduced in Congress for the purposes of restricting or eliminating the federal income tax exemption for interest on municipal obligations. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio would be affected. In such event, the Fund would re-evaluate its investment objective and policies in view of such developments.

                              TEMPORARY INVESTMENTS

         At various times the Fund may hold cash or invest in securities other than municipal obligations. Income from such securities may be taxable as ordinary income. Such temporary investments may be made in any of the following circumstances, provided that such an investment does not cause over 20% of the value of the Fund's total assets to be so invested: (1) when assets are allocated for settlement of purchases; (2) when net cash inflow from sales of the Fund's shares or sales of portfolio securities is of a size which does not allow for prompt investment in attractively priced municipal obligations; or (3) when highly liquid assets are needed to meet anticipated redemptions, dividends or other cash needs.

         In addition, during periods of adverse markets when it is deemed advisable and practicable to take a temporary defensive position to protect capital, the Fund may have more than 20% of its assets invested in temporary investments and cash. While reserving this freedom to act for defensive purposes, the Fund intends to limit its holdings of temporary taxable investments and cash to meet the requirements for federal income tax exemption on the dividends which the Fund pays from its municipal obligation or other income exempt from federal income tax.

         Although on occasion the Fund may purchase temporary investments, it is the Fund's intention to be invested primarily in municipal obligations. Temporary investments will be made only under the conditions specified herein.

         Temporary investments will be made exclusively in: (1) shares of investment companies primarily investing in short-term instruments the income of which is exempt from federal income tax (subject to certain limitations as to the Fund's investments in other investment companies set forth under "Fundamental Investment Restrictions"); (2) U.S. Government Securities; (3) commercial paper rated within the highest grade by either Moody's or S&P (Prime-1 or A-1, respectively); (4) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated within the two highest grades by Moody's (Aaa or Aa) or S&P (AAA or AA); (5) certificates of deposit of domestic commercial banks subject to regulation by the U.S. Government, or any of its agencies or instrumentalities, with assets of $1 billion or more based on the most recent published reports; or (6) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. (Such agreements will involve the purchase of securities subject to resale to the seller on a specified date within 7 days of purchase at a specified price based on an agreed interest rate.) Rating requirements apply as of the time of purchase.

                             PORTFOLIO TRANSACTIONS

         Millenium Advisers, Inc. (the "Adviser") makes investment decisions and arranges for the placement of portfolio transactions for the Fund, subject to review by the Board of Directors and its Committee on Brokerage. In this regard, the Adviser will seek to obtain the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying any brokerage commissions, the Adviser considers the dealer's financial responsibility and reputation, range and quality of the services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. In accordance with this policy, brokerage transactions, if any, are not executed solely on the basis of the lowest commission rate available. Research services provided to the Adviser by or through dealers who effect portfolio transactions for the Fund may be used in servicing other accounts managed by the Adviser and, likewise, services provided by dealers used for transactions of other accounts may be utilized by the Adviser in performing services for the Fund. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Fund may be taken into account as a factor in the placement of portfolio transactions.

         The Adviser believes that research from dealers is desirable, although not essential, in carrying out its functions, in that such outside research supplements the efforts of the Adviser by corroborating data and enabling the Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain issuers, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser researches, at its own expense, each security included in, or being considered for inclusion in, the Fund's portfolio.

                             DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund are set forth below, together with their principal business affiliations and occupations for the last five years. The asterisk following the names of John C. Sabo and Susan P. Bowen indicates that they are each considered to be an "interested person" of the Fund, as defined in the Investment Company Act.

JOHN C. SABO * (10/29/53), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director, President and Chief Executive Officer of the Fund; Chairman, Rickel Securities, Inc. (a registered broker-dealer) and Millenium Advisers, Inc. (a registered investment adviser); formerly, President (1995-1997) and Executive Vice President (1980-1995) of Rickel & Associates, Inc. (a registered broker-dealer).

MARK BLAUSTEIN (5/5/33), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director of the Fund. Retired; formerly, President (until
1993) of the Essex County Personnel and Guidance Association.

PAUL A. HARPER, JR. (12/22/41), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director of the Fund. Principal, Deep South Capital, L.L.C. (provider of investment advisory services to various commercial institutional borrowers); Owner, Pinkert Insurance Agency, commercial insurance brokerage.

SUSAN P. BOWEN* (12/31/62), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Treasurer, Chief Financial Officer and Secretary of the Fund. Vice President and Senior Analyst, Rickel Securities, Inc. (a registered broker-dealer); formerly, Vice President and Senior Analyst of Rickel & Associates, Inc. (a registered broker-dealer).

         The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services. See "Investment Advisory Services."


                              COMPENSATION SCHEDULE


-----------------------------------------------------------------------------------------------------------
      (1)               (2)                      (3)                  (4)                     (5)
-----------------------------------------------------------------------------------------------------------
                                            Pension Or Fund                              Total Compensation
                     Aggregate              Retirement Benefits    Estimated Annual      From Registrant
 Name of Person,     Compensation From      Accrued As Part Of     Benefits Upon         and Fund Complex
 Position            Registrant             Fund Expenses          Retirement            Paid to Directors
------------------------------------------------------------------------------------------------------------
John C. Sabo,            -0-                       -0-                -0-                      -0-
President and CEO

Susan P. Bowen,          -0-                       -0-                -0-                      -0-
Treasurer, CFO
And Secretary

Mark Blaustein,          -0-                       -0-                -0-                      -0-
Director

Paul A. Harper, Jr.,     -0-                       -0-                -0-                      -0-
Director


         The Fund does not plan on paying its directors or officers compensation out of the Fund; however, the Fund does reserve the right to begin paying such compensation in the future.

                          INVESTMENT ADVISORY SERVICES

                  Millenium Advisers, Inc. (the "Adviser") serves as investment adviser for the Fund pursuant to an Advisory Agreement adopted in accordance with the requirements of the Investment Company Act of 1940. Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Fund's Board of Directors, manages the day to day investment operations of the Fund, provides management advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its management functions and such corporate managerial duties as are requested by the Board of Directors of the Fund. The Fund bears all expenses other than those specifically assumed by the Adviser under the Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations and transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state laws.

         The Adviser is a wholly-owned subsidiary of the Distributor, Rickel Securities, Inc. The Chairman, Chief Executive Officer and majority stockholder of the Distributor is John C. Sabo, who also serves as the President, Chief Executive Officer and director of each of the Adviser and the Fund. The Distributor is a registered broker-dealer specializing in municipal securities. It was formed in August, 1997 by certain former principals of Rickel & Associates, Inc., another broker-dealer which specializes in municipal securities.

         For the Adviser's services, the Fund pays the Adviser a monthly fee at the annual rate as follows: 0.65% on average net assets up to $250 million, 0.60% on the next $250 million of average net assets and 0.55% on average net assets over $500 million. The Adviser has agreed to waive the receipt of management fees from the Fund with respect to any fiscal quarter if, on the last day of such quarter, the Fund's net assets are less than $15,000,000.

         The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Fund which are discussed above under "Portfolio Transactions."

         In accordance with the provisions of the Investment Company Act, the Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days' written notice by the Fund's Board of Directors, the vote of the holders of a majority of the Fund's outstanding shares or the Adviser. The continuance of each Agreement must be approved at least annually by the Fund's Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

         The Advisory Agreement provides that the Adviser, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, will not be liable for any act or omission in the cause of, or connected with rendering service under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of their investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. Such Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the firm's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.


                              YEAR 2000 COMPLIANCE

         The Fund's operations depend upon the seamless functioning of computer systems in the financial services industry, including those of the Adviser, the Custodian and the Transfer Agent. The failure of computer systems to properly process date-related information after December 31, 1999 because of the method by which dates are encoded could adversely affect the handling of securities trades, pricing and account servicing for the Fund. The Adviser has made Year 2000 compliance a priority and is taking steps that it believes are reasonably designed to address Year 2000 issues with respect to its computer systems. The Adviser also has been informed that comparable steps are being taken by the Fund's other major service providers. The Adviser does not currently anticipate that the Year 2000 issues will have a material impact on its ability to fulfill its duties as investment adviser to the Fund.

                                    CUSTODIAN

         The Custodian of the Fund's assets is UMB Bank, N.A., 928 Grand Blvd., Kansas City, Missouri 64106. The Custodian maintains all of the instruments representing the investments of the Fund and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

                                    AUDITORS

         The Fund's auditors are Tait, Weller And Baker, CPAs. The audit will include examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors will review federal and state income tax returns and related forms.

                         DETERMINING THE PRICE OF SHARES

         The Fund will not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       REDUCTION OF CLASS A SALES CHARGES

         There are a number of ways to reduce the sales charge imposed on the purchase of the Fund's Class A shares, as described below. These reductions are based upon the fact that there is less sales effort and expense involved in respect to purchases by affiliated persons and purchases made in large quantities.

         FAMILY OR GROUP PURCHASES. Certain purchases made by or for more than one person may be considered to constitute a single purchase, including (i) purchases for family members, including spouses and children under 21 and (ii) purchases made by an organized group of persons, whether incorporated or not, if the group has a purpose other than buying shares of mutual funds. For further information on group purchase reductions, contact the Distributor or your dealer.

         STATEMENTS OF INTENTION. Another way to reduce the sales charge is by signing a Statement of Intention. A Statement is included in the Application Form included in the Prospectus. Please read it carefully before completing it.

         If you enter into a Statement of Intention you (or any "single purchaser") may state that you intend to invest at least $100,000 in the Fund's Class A shares over a 13-month period. The amount you say you intend to invest may include Class A shares which you already own, valued at the offering price, at the end of the period covered by the Statement. A Statement may be backdated up to 90 days to include purchases made during that period, but the total period covered by the Statement may not exceed 13 months.

         Shares having a value of 5% of the amount you state you intend to invest will be held "in escrow" to make sure that any additional sales charges are paid.

         No additional sales charge will be payable if you invest the amount you have indicated. Each purchase under a Statement will be made as if you were buying at one time the total amount indicated. For example, if you indicate that you intend to invest $100,000, you will pay a sales charge of 3-1/2% on each purchase.

         If you buy additional amounts during the period to qualify for an even lower sales charge, you will be charged such lower charge. For example, if you indicate that you intend to invest $100,000 and actually invest $250,000, you will, by retroactive adjustment, pay a sales charge of 2-1/2%.

         If during the 13-month period you invest less than the amount you have indicated, you will pay an additional sales charge. For example, if you state that you intend to invest $250,000 and actually invest only $100,000, you will, by retroactive adjustment, pay a sales charge of 3- 1/2%. The sales charge you actually pay will be the same as if you had purchased the shares in a single purchase.

         A Statement does not bind you to buy, nor does it bind the Distributor to sell, the shares covered by the Statement.

         RIGHTS OF ACCUMULATION. Another way to reduce the sales charge is under a right of accumulation. This means that the larger purchase entitled to a lower sales charge need not be in dollars invested at one time. The larger purchases that you (or any "single purchaser") make at any one time can be determined by adding to the amount of a current purchase the value of Fund shares (at offering price) already owned by you.

         For example, if you owned $100,000 worth (at offering price) of the Fund's Class A shares and invest $5,000 in additional shares, the sales charge on that $5,000 investment would be 3-1/2%, not 4-3/4%.

         If you claim this right of accumulation, you or your dealer must so notify the Distributor (or Declaration Service Company if the investment is mailed to Declaration Service Company) when the purchase is made. Enough information must be given to verify that you are entitled to such right.

         ISSUANCE OF SHARES AT NET ASSET VALUE. There are many situations where the sales charge will not apply to the purchase of Class A shares, as discussed in the Prospectus. In addition, the Fund occasionally may be provided with an opportunity to purchase substantially all the assets of a public or private investment company or to merge another such company into the Fund. This offers the Fund the opportunity to obtain significant assets. No dealer concession is involved. It is industry practice to effect such transactions at net asset value as it would adversely affect the Fund's ability to do such transactions if the Fund had to impose a sales charge.


                           DISTRIBUTION OF FUND SHARES

         Rickel Securities, Inc. ("the Distributor") acts as principal underwriter of the Fund's shares on a continuing basis pursuant to a Distributing Agreement. Pursuant to such Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the Fund's shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for prospectuses in excess of those which the Fund must file with the Securities and Exchange Commission and other regulatory authorities or those forwarded to existing shareholders. The continuation and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

         In addition, the Fund has adopted distribution plans with respect to each class of its shares pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plans"). Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Payments under the Class C Distribution Plan are limited to an annual rate of 1.50% of the average daily net asset value of such shares.

         To the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of shares of the Company within the meaning of Rule 12b-1, the payments of such fees are authorized under the Plans.

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Fund's Independent Directors or a majority of the outstanding shares. The Adviser is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Presently, Rule 12b-1 requires, among other procedures, that it be continued only if a majority of the Independent Directors approve continuation at least annually and that amendments materially increasing the amount to be spent for distribution be approved by the Independent Directors and the shareholders. As long as the Distribution Plans are in effect, the Fund must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.


                                PERFORMANCE DATA

         YIELD. Yield is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each class. Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. The Fund's yield figures will be determined by dividing the net investment income per share earned during the a specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2 [(a - b + 1) 6 -1]
                          ----------------------------
                                       cd

                  a =  dividends and interest earned during the period.

                  b =  expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

         TAX EQUIVALENT YIELD. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal income tax bracket. The Fund's tax equivalent yield will be computed separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission, by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal income tax rate, and adding the resulting number to that portion, if any, of the Fund's yield that is not tax exempt.

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. The Fund's total return figures will be computed separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               P(1+T)n = ERV

Where:         P =   hypothetical initial payment of $1,000
               T =   average annual total return
               n =   number of years
               ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment for the one year calculation, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

                         NON-STANDARD DISTRIBUTION RATES

         DISTRIBUTION RATES. Distribution rates are computed by dividing the income dividends for a stated period by the maximum offering price on the last day of such period.

         ANNUALIZED CURRENT DISTRIBUTION RATES. Annualized current distribution rates are computed by multiplying income dividends for a specified month by twelve and dividing the resulting figure by the maximum offering price on the last day of the specified period.

         TAX EQUIVALENT DISTRIBUTION RATE. Tax equivalent distribution rate is computed by dividing that portion of the annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal income tax rate (at present, the maximum federal income tax rate of 39.6%), and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.

                                    FORM N-1A

                      MILLENIUM TAX-FREE INCOME FUND, INC.


                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS
                  ---------------------------------
                 (a)      Financial Statements: Not Applicable.

                 (b)      Exhibits:

                 (1)      Articles of Incorporation.*

                 (2)      Bylaws.*

                 (3)      Not applicable.

                 (4)      Not applicable.

                 (5)      Advisory Agreement.*

                 (6)      Distributor's Agreement.*

                 (7)      Not applicable.


                 (8)      Custody Agreement and Fee Schedule

                 (9)      Investment Company Services Agreement.


                (10)     Opinion and Consent of Counsel (McCarter & English).*

                (11)     Not applicable.

                (12)     Not applicable.

                (13) Subscription Agreement between Rickel Securities, Inc. as initial shareholder and the Fund.*

                (14)     Not applicable.

                (15)(a)  Distribution Plan for Class A shares.*


                (15)(b)  INTENTIONALLY DELETED


                (15)(c)  Distribution Plan for Class C Shares.**

                (16)     Not Applicable.

                (17)     Powers of Attorney.*


                (18)     Plan pursuant to Rule 18f-3.

                  **


*Previously filed.
**Amended form of document previously filed.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
           -------------------------------------------------------------

           John C. Sabo is the majority stockholder of Rickel Securities, Inc., a New Jersey corporation, owning 75% of the issued and outstanding shares of capital stock of that corporation.

           Rickel Securities, Inc. owns 100% of the issued and outstanding shares of capital stock of the following corporations:


              Millenium Advisers, Inc., a New Jersey corporation.
              American Corporate Receipts, Inc., a New Jersey corporation. Millenium Tax-Free Income Fund, Inc., a Maryland corporation.*


* Rickel Securities, Inc. has provided the $100,000 initial capital of the Fund required by the Investment Company Act of 1940. See Exhibit 13.

Item 26.   NUMBER OF HOLDERS OF SECURITIES.
           --------------------------------
           Not applicable.

Item 27.   INDEMNIFICATION.
           ----------------

           The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers UNLESS it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law also permits corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers & controlling person of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
           ----------------------------------------------------

           The Investment Adviser of the Registrant, Millenium Advisers, Inc., also may be engaged as an investment adviser for accounts other than mutual funds, although this is not presently business of a substantial nature.

           John C. Sabo is the President and Chief Executive Officer of Millenium Advisers, Inc. He also serves as the President and Chief Executive Officer of the Fund and as Chairman and Chief Executive Officer of the Distributor, Rickel Securities, Inc.

           Susan P. Bowen is the Chief Financial Officer, Vice President and Senior Analyst of Millenium Advisers, Inc. She also serves as the Vice President and Senior Analyst of the Distributor, Rickel Securities, Inc.

Item 29.   PRINCIPAL UNDERWRITERS
           ----------------------

           (a) Rickel Securities, Inc., located at 45 Essex Street, Millburn, New Jersey 07041, the principal underwriter for the Registrant, does not currently act as principal underwriter for any other investment company.

           (b) Management of the Principal Underwriter.

-----------------------------------------------------------------------------------------------------------------------------
              (1)                                     (2)                                       (3)
      Name and Principal
           BUSINESS                        Positions and Offices with                Positions and Offices with
      _____ADDRESS*_____                      _____UNDERWRITER_____                      ______REGISTRANT_____
-----------------------------------------------------------------------------------------------------------------------------
John C. Sabo                              Chairman and Chief                        Chief Executive Officer
                                          Executive Officer                         and President
-----------------------------------------------------------------------------------------------------------------------------
Susan P. Bowen                            Vice President and Senior                 Chief Financial Officer,
                                          Analyst                                   Treasurer and Secretary
-----------------------------------------------------------------------------------------------------------------------------
Arnold I. Cohen                           President                                 None
-----------------------------------------------------------------------------------------------------------------------------
Steven Nadler                             Executive Vice President                  None
-----------------------------------------------------------------------------------------------------------------------------
David Netkin                              Executive Vice President                  None
-----------------------------------------------------------------------------------------------------------------------------
Michael Belsky                            Senior Vice President                     None
-----------------------------------------------------------------------------------------------------------------------------
Paul Petrello                             Senior Vice President                     None
-----------------------------------------------------------------------------------------------------------------------------
Coleman Carven                            Senior Vice President                     None
-----------------------------------------------------------------------------------------------------------------------------
James Friar                               Senior Vice President                     None
-----------------------------------------------------------------------------------------------------------------------------
Maxwell Smith                             Senior Vice President                     None
-----------------------------------------------------------------------------------------------------------------------------
Anthony Branca                            Compliance Officer                        None
-----------------------------------------------------------------------------------------------------------------------------

* Unless otherwise noted, the principal business address of each person is c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041.


           (c)   Not applicable.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS
           --------------------------------

           Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania, 19428-0844.


Item 31.   MANAGEMENT SERVICES
           -------------------

           Not applicable

Item 32.   UNDERTAKINGS
           ------------

           Registrant hereby undertakes to file a post-effective amendment within four to six months of the effective date of this Registration Statement containing financial statements of the Registrant as of and for a time period reasonably close or as soon as practicable to the date of such amendment.

                      MILLENIUM TAX-FREE INCOME FUND, INC.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 1 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Millburn and State of New Jersey on the 5TH day of May, 1998.

                                MILLENIUM TAX-FREE INCOME FUND, INC.

                                By: /s/ JOHN C. SABO
                                    ------------------------------
                                    John C. Sabo
                                    President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                    TITLE                           DATE
         ---------                    -----                           ----
                               Chief Executive Officer,            May 5, 1998
/s/ JOHN C. SABO               President & Interested Director
-----------------------
 John C. Sabo

                               Principal Financial                 May 5, 1998
/s/ SUSAN P. BOWEN             and Accounting Officer
-----------------------
Susan P. Bowen

          *                    Independent Director                May 5, 1998
------------------------
Mark Blaustein

         *                     Independent Director                May 5, 1998
-------------------------
Paul A. Harper, Jr.

*By /s/ John C. Sabo
-------------------------
    John C. Sabo
    (attorney-in-fact)

                                                                NWK3: 217403.03]